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                           BNY HAMILTON FUNDS, INC.

                        Supplement dated March 20, 2006
                                      to
   BNY Hamilton Equity Funds Prospectus -- Class A Shares and Class C Shares
             BNY Hamilton Funds Prospectus -- Institutional Shares
                           each dated April 29, 2005

The following changes have been made to the Prospectuses referenced above:

The paragraph entitled "BNY Hamilton Small Cap Growth Fund" in the section entitled "Portfolio Managers" has been revised as follows:

BNY Hamilton Small Cap Growth Fund is managed by Arthur Weise, a Senior Portfolio Manager of the Advisor since 2005. Mr. Weise has managed the Fund since 2006. Before joining the Advisor, Mr. Weise worked at Trainer Wortham & Co., where he was Director of Research and the Consumer/Services analyst. Prior to joining Trainer Wortham in 2000, he was a senior analyst covering emerging growth and business service companies at UBS and Dillon Read & Co, where he began his career in 1993.

The paragraph entitled "BNY Hamilton International Equity Fund" in the section entitled "Portfolio Managers" has been revised as follows:

BNY Hamilton International Equity Fund is managed by Lloyd Buchanan and Todd Rose. Mr. Buchanan and Mr. Rose share equally all portfolio management responsibilities in respect of the Fund. Mr. Buchanan has managed the Fund since 2003 and has been a Portfolio Manager in the Index Fund Management Division of the Advisor since January 2002. Prior to joining the Advisor, Mr. Buchanan was a Vice President and the Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group, Inc. He joined Axe Houghton in May 1988. Mr. Rose has managed the Fund since 2006 and has been a Portfolio Manager in the Index Fund Management Division of the Advisor since 2000.

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                           BNY HAMILTON FUNDS, INC.

                        Supplement dated March 20, 2006
                                      to
                       BNY Hamilton CRT Funds Prospectus
                             dated April 29, 2005

The following changes have been made to the Prospectus referenced above:

The paragraph entitled "BNY Hamilton Small Cap Growth CRT Fund" in the section entitled "Portfolio Managers" has been revised as follows:

BNY Hamilton Small Cap Growth CRT Fund is managed by Arthur Weise, a Senior Portfolio Manager of the Advisor since 2005. Mr. Weise has managed the Fund since 2006. Before joining the Advisor, Mr. Weise worked at Trainer Wortham & Co., where he was Director of Research and the Consumer/Services analyst. Prior to joining Trainer Wortham in 2000, he was a senior analyst covering emerging growth and business service companies at UBS and Dillon Read & Co, where he began his career in 1993.

The paragraph entitled "BNY Hamilton International Equity CRT Fund" in the section entitled "Portfolio Managers" has been revised as follows:

BNY Hamilton International Equity CRT Fund is managed by Lloyd Buchanan and Todd Rose. Mr. Buchanan and Mr. Rose share equally all portfolio management responsibilities in respect of the Fund. Mr. Buchanan has managed the Fund since 2003 and has been a Portfolio Manager in the Index Fund Management Division of the Advisor since January 2002. Prior to joining the Advisor, Mr. Buchanan was a Vice President and the Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group, Inc. He joined Axe Houghton in May 1988. Mr. Rose has managed the Fund since 2006 and has been a Portfolio Manager in the Index Fund Management Division of the Advisor since 2000.